MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
MARKETING EXPENSES
Summary of marketing expenses

	2022	2021	2020
Online marketing	(1,079)	(1,631)	(1,498)
Offline marketing	(1,221)	(556)	(139)
Other marketing expenses	(60)	(66)	(60)
Total marketing expenses	(2,360)	(2,253)	(1,697)